UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act File Number: 811-03447

                              SEI TAX EXEMPT TRUST

                                   REGISTRANT
                              SEI Tax Exempt Trust
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                 (800) 342-5734

                               AGENT FOR SERVICE
                             CT Corporation System
                               155 Federal Street
                                Boston, MA 02110

                         Date of Fiscal Year End: 8/31

            Date of Reporting Period: July 1, 2012 to June 30, 2013

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                                NON-VOTING FUNDS


======================== California Municipal Bond Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============================ Institutional Tax Free ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= Intermediate-Term Municipal Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== Massachusettes Municipal Bond Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== New Jersey Municipal Bond Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================= New York Municipal Bond Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= Pennsylvania Municipal Bond Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== Short Duration Municipal Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= STET Tax Advantaged Income Fund ========================


BANK OF AMERICA CORPORATION

Ticker:       BAC            Security ID:  060505559
Meeting Date: MAY 08, 2013   Meeting Type: Annual
Record Date:  MAR 13, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Sharon L. Allen          For       For          Management
1.2   Elect Director Susan S. Bies            For       For          Management
1.3   Elect Director Jack O. Bovender, Jr.    For       For          Management
1.4   Elect Director Frank P. Bramble, Sr.    For       For          Management
1.5   Elect Director Arnold W. Donald         For       For          Management
1.6   Elect Director Charles K. Gifford       For       For          Management
1.7   Elect Director Charles O. Holliday, Jr. For       For          Management
1.8   Elect Director Linda P. Hudson          For       For          Management
1.9   Elect Director Monica C. Lozano         For       For          Management
1.10  Elect Director Thomas J. May            For       For          Management
1.11  Elect Director Brian T. Moynihan        For       For          Management
1.12  Elect Director Lionel L. Nowell, III    For       For          Management
1.13  Elect Director R. David Yost            For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Auditors                         For       For          Management
4     Report on Political Contributions       Against   For          Shareholder
5     Adopt Proxy Access Right                Against   Against      Shareholder
6     Amend Bylaw to Limit Multiple Board     Against   Against      Shareholder
      Service
7     Report on Feasibility of Prohibiting    Against   Against      Shareholder
      Political Contributions
8     Review Fair Housing and Fair Lending    Against   For          Shareholder
      Compliance


--------------------------------------------------------------------------------

BANK OF AMERICA CORPORATION

Ticker:       BAC            Security ID:  060505617
Meeting Date: MAY 08, 2013   Meeting Type: Annual
Record Date:  MAR 13, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Sharon L. Allen          For       For          Management
1.2   Elect Director Susan S. Bies            For       For          Management
1.3   Elect Director Jack O. Bovender, Jr.    For       For          Management
1.4   Elect Director Frank P. Bramble, Sr.    For       For          Management
1.5   Elect Director Arnold W. Donald         For       For          Management
1.6   Elect Director Charles K. Gifford       For       For          Management
1.7   Elect Director Charles O. Holliday, Jr. For       For          Management
1.8   Elect Director Linda P. Hudson          For       For          Management
1.9   Elect Director Monica C. Lozano         For       For          Management
1.10  Elect Director Thomas J. May            For       For          Management
1.11  Elect Director Brian T. Moynihan        For       For          Management
1.12  Elect Director Lionel L. Nowell, III    For       For          Management
1.13  Elect Director R. David Yost            For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Auditors                         For       For          Management
4     Report on Political Contributions       Against   For          Shareholder
5     Adopt Proxy Access Right                Against   Against      Shareholder
6     Amend Bylaw to Limit Multiple Board     Against   Against      Shareholder
      Service
7     Report on Feasibility of Prohibiting    Against   Against      Shareholder
      Political Contributions
8     Review Fair Housing and Fair Lending    Against   For          Shareholder
      Compliance


--------------------------------------------------------------------------------

PITNEY BOWES INTERNATIONAL HOLDINGS INC.

Ticker:                      Security ID:  724481866
Meeting Date: DEC 10, 2012   Meeting Type: Annual
Record Date:  OCT 26, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark J. Gentile          For       For          Management
1.2   Elect Director H. Harrison Kephart, Jr  For       For          Management
2     Ratify Auditors                         For       For          Management




=================================== Tax Free ===================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================== Tax-Advantage Income Fund ===========================


JAMES CITY CNTY VA ECONOMIC DEV AUTH RESIDENTIAL CARE FAC RE

Ticker:                      Security ID:  47029WAW7
Meeting Date: MAY 08, 2013   Meeting Type: Written Consent
Record Date:  APR 01, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept the Plan                      None      Against      Management




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                                   SIGNATURES

    Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused
   this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Name of Registrant: SEI Tax Exempt Trust

By: /s/  Robert A. Nesher

         President

Date:    August 28, 2013